Reserves for Losses and Adjustment Expenses - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Insurance [Abstract]
Provision for losses and LAE for claims incurred	$ (107.6)	$ 35.6	$ 60.8
Financial Guarantee Insurance Contracts, Premium Received over Contract Period [Line Items]
Prior Year	(107.6)	$ 35.6	$ 60.8
Reinsurance
Insurance [Abstract]
Provision for losses and LAE for claims incurred	2.2
Financial Guarantee Insurance Contracts, Premium Received over Contract Period [Line Items]
Prior Year	2.2
Reinsurance | Post LPT accident years
Insurance [Abstract]
Provision for losses and LAE for claims incurred	28.9
Financial Guarantee Insurance Contracts, Premium Received over Contract Period [Line Items]
Prior Year	28.9
Reinsurance | LPT impact
Insurance [Abstract]
Provision for losses and LAE for claims incurred	26.7
Financial Guarantee Insurance Contracts, Premium Received over Contract Period [Line Items]
Prior Year	26.7
Insurance
Insurance [Abstract]
Provision for losses and LAE for claims incurred	105.4
Financial Guarantee Insurance Contracts, Premium Received over Contract Period [Line Items]
Prior Year	105.4
Insurance | Post LPT accident years
Insurance [Abstract]
Provision for losses and LAE for claims incurred	98.4
Financial Guarantee Insurance Contracts, Premium Received over Contract Period [Line Items]
Prior Year	98.4
Insurance | LPT impact
Insurance [Abstract]
Provision for losses and LAE for claims incurred	7.0
Financial Guarantee Insurance Contracts, Premium Received over Contract Period [Line Items]
Prior Year	$ 7.0